Rule 24f-2 Notice
                            Colonial Trust VII
                              File #33-41559


1.   Colonial Trust VII
     One Financial Center
     Boston, MA 02111

2. Name of each series or class of funds for which this notice is filed:

     Colonial Newport Tiger Fund

3.   Investment Company Act File #                       811-6347

     Securities Act File Number #                        33-41559

4.   Last day of fiscal year for which this notice
     is filed:                                           12/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.

6. Date of termination of issuer's declaration under rule 24-f2(a)(1),if applicable:

7.   Number and amount of securities of the same
     class or series which had been registered under
     the Securities Act of 1933 other than pursuant to
     rule 24-f2 in a prior fiscal year, but which
     remained unsold at the beginning of the fiscal
     year:                                               0

8.   Number and amount of securities registered during
     the fiscal year other than pursuant to rule 24f-2:  0

9.   Number and aggregate sale price of securities sold
     during the fiscal year:                     Shares      13,953,616

                                                 Dollars $  157,213,610


10.  Number and aggregate sale price of securities sold
     during the fiscal year in reliance upon registration
     pursuant to rule 24f-2:                     Shares      13,953,616

                                                 Dollars $  157,213,610

11.  Number and aggregate sale price of securities issued
     during the fiscal year in connection with dividend
     reinvestment plans, if applicable:                  (Included in
                                                          Item 10)

12.  Calculation of registration fee:

(i)  Aggregate sale price of securities sold during the
     fiscal year in reliance on rule 24f-2:              $  157,213,610

(ii) Aggregate price of shares issued in connection with
     dividend reinvestment plans:                        (Included in
                                                          12 (i) above)

(iii) Aggregate price of shares redeemed or repurchased
     during the fiscal year:                             $   60,000,457

(iv) Aggregate price of shares redeemed or repurchased
     and previously applied as a reduction to filing
     fees pursuant to rule 24e-2:                        0

(v)  Net aggregate price of securities sold and issued
     during the fiscal year in reliance on rule 24f-2:   $   97,213,153

(vi) Multiplier prescribed by Section 6(b) of the
     Securities Act of 1933 or other applicable law
     or regulation:                                      0.00034482758

(vii)Fee due:                                            $   33,521.78

13.  Date of Mailing or wire transfer of filing fee
     to the Commission's lockbox depository              02/27/96

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.




                        By ________________________
                             Peter L. Lydecker
                              Vice President

February 27, 1996